Trade receivables (Tables)	12 Months Ended
Dec. 31, 2023
Trade and other receivables [abstract]
Disclosure of detailed information about trade receivables	Trade receivables include the following:

	Year ended December 31
in € thousand	2023	2022
Trade receivables	41,714	23,997
Less: loss allowance of receivables	(69)	(84)
TRADE RECEIVABLES, NET	41,645	23,912